Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Stockholders (Details) $ / shares in Units, $ in Thousands	11 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Net loss | $	$ (83,724)
Weighted average shares outstanding – Basic | shares	16,789,362
Weighted average shares outstanding – Diluted | shares	16,789,362
Loss per share – Basic | $ / shares	$ (3.87)
Loss per share – Diluted | $ / shares	$ (3.87)
Series A Preferred Stock [Member]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Net loss | $	$ (1,918)	[1]
Weighted average shares outstanding – Basic | shares	495	[1]
Weighted average shares outstanding – Diluted | shares	495	[1]
Loss per share – Basic | $ / shares	$ (3,873.25)
Loss per share – Diluted | $ / shares	$ (3,873.25)
Series B Preferred Stock [Member]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Net loss | $	$ (16,769)	[2]
Weighted average shares outstanding – Basic | shares	51,946	[2]
Weighted average shares outstanding – Diluted | shares	51,946	[2]
Loss per share – Basic | $ / shares	$ (322.81)
Loss per share – Diluted | $ / shares	$ (322.81)
Common Stock [Member]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Net loss | $	$ (65,037)
Weighted average shares outstanding – Basic | shares	16,789,362
Weighted average shares outstanding – Diluted | shares	16,789,362
Loss per share – Basic | $ / shares	$ (3.87)
Loss per share – Diluted | $ / shares	$ (3.87)

[1]	The weighted-average number of shares of as-converted Company Series A Preferred Stock used in the loss allocation was 495,191 for the period from February 6, 2024 (inception) to December 31, 2024.
[2]	The weighted-average number of shares of as-converted Company Series B Preferred Stock used in the loss allocation was 4,328,844 for the period from February 6, 2024 (inception) to December 31, 2024.